Revenues - Changes in allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
At the beginning of the year/period	¥ 32,298	¥ 19,468
Allowance made during the year/period	5,756	11,935
Write off during the year/period	(22,495)	(476)
At the end of the year/period	¥ 15,559	32,298
ASU 2016-13 | Cumulative effect of the adoption
Revenue
At the beginning of the year/period		¥ 1,371